Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
April 30, 2024
FVDK6-NPRT3-0624
1.9884001.106
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.2%
Entertainment - 2.5%
The Walt Disney Co.	40,450	4,493,995
Media - 2.7%
Comcast Corp. Class A	126,715	4,829,109
TOTAL COMMUNICATION SERVICES		9,323,104
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	73,157	3,455,205
Household Durables - 0.1%
Berkeley Group Holdings PLC	3,416	201,215
Specialty Retail - 1.8%
Lowe's Companies, Inc.	4,900	1,117,151
Murphy U.S.A., Inc.	1,000	413,820
Ross Stores, Inc.	12,459	1,614,063
		3,145,034
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	12,700	506,984
TOTAL CONSUMER DISCRETIONARY		7,308,438
CONSUMER STAPLES - 11.1%
Beverages - 3.7%
Coca-Cola European Partners PLC	17,234	1,241,193
Diageo PLC	32,034	1,107,085
Keurig Dr. Pepper, Inc.	58,691	1,977,887
The Coca-Cola Co.	34,450	2,127,977
		6,454,142
Consumer Staples Distribution & Retail - 1.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	8,000	443,395
BJ's Wholesale Club Holdings, Inc. (a)	14,302	1,068,073
U.S. Foods Holding Corp. (a)	30,174	1,516,244
		3,027,712
Food Products - 2.3%
Lamb Weston Holdings, Inc.	19,913	1,659,549
Mondelez International, Inc.	16,583	1,192,981
Tyson Foods, Inc. Class A	20,748	1,258,366
		4,110,896
Household Products - 1.1%
Procter & Gamble Co.	12,054	1,967,213
Personal Care Products - 2.3%
Haleon PLC	330,623	1,396,334
Kenvue, Inc.	143,525	2,701,141
		4,097,475
TOTAL CONSUMER STAPLES		19,657,438
ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Antero Resources Corp. (a)	35,074	1,192,867
ConocoPhillips Co.	2,302	289,177
Equinor ASA sponsored ADR	48,795	1,297,459
Exxon Mobil Corp.	69,077	8,169,735
Occidental Petroleum Corp.	19,647	1,299,453
Ovintiv, Inc.	23,031	1,181,951
Parex Resources, Inc.	79,595	1,387,629
Parkland Corp.	8,800	271,099
Shell PLC ADR	26,688	1,912,462
		17,001,832
FINANCIALS - 24.1%
Banks - 12.0%
Bank of America Corp.	136,487	5,051,384
Cullen/Frost Bankers, Inc.	4,196	437,811
JPMorgan Chase & Co.	34,734	6,659,897
M&T Bank Corp.	9,565	1,381,090
PNC Financial Services Group, Inc.	13,566	2,079,125
U.S. Bancorp	31,987	1,299,632
Wells Fargo & Co.	73,606	4,366,308
		21,275,247
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	2,976	464,554
BlackRock, Inc. Class A	3,504	2,644,259
Northern Trust Corp.	17,575	1,448,004
		4,556,817
Financial Services - 3.1%
Apollo Global Management, Inc.	8,800	953,744
Berkshire Hathaway, Inc. Class B (a)	11,757	4,664,355
		5,618,099
Insurance - 6.4%
Chubb Ltd.	19,785	4,919,342
The Travelers Companies, Inc.	21,606	4,583,929
Willis Towers Watson PLC	7,390	1,855,925
		11,359,196
TOTAL FINANCIALS		42,809,359
HEALTH CARE - 16.7%
Health Care Providers & Services - 10.0%
Centene Corp. (a)	55,169	4,030,647
Cigna Group	15,244	5,442,718
CVS Health Corp.	36,768	2,489,561
Elevance Health, Inc.	4,761	2,516,569
UnitedHealth Group, Inc.	6,774	3,276,584
		17,756,079
Pharmaceuticals - 6.7%
AstraZeneca PLC sponsored ADR	43,406	3,293,647
Bristol-Myers Squibb Co.	59,950	2,634,203
Johnson & Johnson	18,791	2,716,991
Roche Holding AG (participation certificate)	4,996	1,197,113
Sanofi SA sponsored ADR	39,824	1,960,536
		11,802,490
TOTAL HEALTH CARE		29,558,569
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.7%
Airbus Group NV	6,790	1,117,347
L3Harris Technologies, Inc.	5,067	1,084,591
Lockheed Martin Corp.	3,747	1,742,093
Northrop Grumman Corp.	4,687	2,273,336
The Boeing Co. (a)	2,100	352,464
		6,569,831
Air Freight & Logistics - 1.2%
DHL Group	20,991	878,892
FedEx Corp.	5,200	1,361,256
		2,240,148
Building Products - 0.3%
Johnson Controls International PLC	8,300	540,081
Electrical Equipment - 0.8%
GE Vernova LLC	1,900	292,049
Regal Rexnord Corp.	6,763	1,091,345
		1,383,394
Industrial Conglomerates - 1.5%
Siemens AG	14,141	2,649,084
Machinery - 2.7%
Cummins, Inc.	1,500	423,735
Deere & Co.	6,886	2,695,249
Oshkosh Corp.	1,803	202,423
Pentair PLC	18,050	1,427,575
		4,748,982
Professional Services - 1.0%
Genpact Ltd.	19,700	605,578
Maximus, Inc.	14,102	1,132,109
		1,737,687
TOTAL INDUSTRIALS		19,869,207
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	76,889	3,612,245
IT Services - 2.4%
Amdocs Ltd.	25,567	2,147,372
Capgemini SA	6,092	1,280,423
Cognizant Technology Solutions Corp. Class A	12,364	812,068
		4,239,863
Software - 1.5%
Gen Digital, Inc.	93,203	1,877,108
Open Text Corp.	21,884	772,724
		2,649,832
TOTAL INFORMATION TECHNOLOGY		10,501,940
MATERIALS - 2.3%
Chemicals - 1.6%
CF Industries Holdings, Inc.	19,384	1,530,754
Nutrien Ltd.	26,091	1,376,822
		2,907,576
Containers & Packaging - 0.7%
Crown Holdings, Inc.	14,081	1,155,628
TOTAL MATERIALS		4,063,204
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle, Inc.	12,285	1,152,087
Simon Property Group, Inc.	4,600	646,438
		1,798,525
UTILITIES - 6.1%
Electric Utilities - 4.3%
Constellation Energy Corp.	828	153,958
Edison International	30,187	2,145,088
NextEra Energy, Inc.	15,120	1,012,586
PG&E Corp.	226,385	3,873,447
Southern Co.	6,592	484,512
		7,669,591
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	46,825	838,168
Multi-Utilities - 1.3%
National Grid PLC	89,266	1,170,917
Sempra	15,491	1,109,620
		2,280,537
TOTAL UTILITIES		10,788,296
TOTAL COMMON STOCKS (Cost $136,630,065)		172,679,912

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (Cost $1,524,670)	40,284	1,875,640

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,996,287)	2,995,687	2,996,287

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $141,151,022)	177,551,839
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(116,636)
NET ASSETS - 100.0%	177,435,203

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,567,728	37,811,273	36,382,714	132,366	-	-	2,996,287	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,949,825	1,654,703	3,604,528	18,379	-	-	-	0.0%
Total	3,517,553	39,465,976	39,987,242	150,745	-	-	2,996,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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